Subsequent Events	6 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Events

NOTE 10 – SUBSEQUENT EVENTS

In accordance with ASC 855, Subsequent Events, the Company has evaluated subsequent events occurring after December 31, 2011 through the date the financial statements are available for issuance. During this period, the Company commenced operations and has generated $127,051 in revenues.

On July 16, 2012, the Company amended and restated its Certificate of Incorporation to increase the authorized number of common shares to 50,000,000, $0.0001 par value from 1,500, no par value and effectuated a 1,000 to 1 forward stock split.